REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
REVENUE AND COST OF SALES
Production costs	$ 12,720	$ 7,440
Depreciation and depletion	3,295	834
Total cost	$ 16,015	$ 8,274